Revenue from Contracts with Customers - Summary of Revenues Based on Product Lines (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Sales of goods		€ 83,946	€ 60,274
Sales of services		7,947	7,746
Total	[1]	€ 91,893	€ 68,020

[1]	Unaudited